Disposals (Tables)	6 Months Ended
Jun. 30, 2025
Disposals [Abstract]
Disclosure of analysis of single amount of discontinued operations	The net assets disposed of, fair value of the consideration received / receivable and loss on disposal are as follows:

As at
June
2025
US Dollar millions	Unaudited

Tangible assets	207
Cash and cash equivalents	1
Net trade receivables	1
Net assets disposed of	209
Consideration received	162
Cash	25
Contingent consideration	34
Deferred consideration	103
Loss on disposal	47